Operating segments - Financial information of geographical area (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial information of geographical area [Line Items]
Operating income	₩ 5,952,096	₩ 4,929,736	₩ 5,046,250
Non-current assets	10,366,337	10,085,551
Domestic
Financial information of geographical area [Line Items]
Operating income	5,404,278	4,436,252	4,378,239
Non-current assets	10,029,650	9,734,468
Overseas
Financial information of geographical area [Line Items]
Operating income	547,818	493,484	₩ 668,011
Non-current assets	₩ 336,687	₩ 351,083